UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: October 31, 2012

ITEM 1.	SCHEDULES OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON TARGET

RETIREMENT SERIES

LEGG MASON TARGET RETIREMENT 2015

LEGG MASON TARGET RETIREMENT 2020

LEGG MASON TARGET RETIREMENT 2025

LEGG MASON TARGET RETIREMENT 2030

LEGG MASON TARGET RETIREMENT 2035

LEGG MASON TARGET RETIREMENT 2040

LEGG MASON TARGET RETIREMENT 2045

LEGG MASON TARGET RETIREMENT 2050

LEGG MASON TARGET RETIREMENT FUND

FORM N-Q

OCTOBER 31, 2012

LEGG MASON TARGET RETIREMENT 2015

Schedules of Investments (unaudited)	October 31, 2012

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.4%
iShares Trust:
iShares MSCI EAFE Index Fund			6,424	$344,134
iShares Russell 1000 Growth Index Fund			1,525	98,744
iShares Russell 1000 Value Index Fund			3,221	231,268
iShares Russell 2000 Index Fund			995	80,834
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			5,178	104,345	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			21,296	259,389	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			47,849	557,443	(a)
Legg Mason Capital Management Global Growth Trust, Class I Shares			3,379	82,315	*(a)
Legg Mason Capital Management Value Trust, Class I Shares			1,681	82,232	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares			14,591	204,860	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			10,330	123,232	(a)
ClearBridge Aggressive Growth Fund, Class IS Shares			598	81,567	*(a)
ClearBridge Appreciation Fund, Class IS Shares			7,791	123,492	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			29,678	259,382	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares			10,481	121,475	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares			1,670	69,288
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares			3,158	203,312
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			77,579	963,527	(a)
Western Asset High Yield Fund, Class IS Shares			9,905	88,059	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $3,556,440)				4,078,898

SECURITY		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.6%
E-mini S&P 500 Index Futures, Put @ $1,330.00		9/20/13	1	3,945
S&P 500 Index, Put @ $1,075.00		12/21/13	1	3,490
S&P 500 Index, Put @ $1,150.00		12/21/13	2	9,570
S&P 500 Index, Put @ $1,225.00		12/21/13	1	6,475

TOTAL PURCHASED OPTIONS (Cost - $31,561)				23,480

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,588,001)				4,102,378

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
Interest in $175,000,000 joint tri-party repurchase agreement dated 10/31/12 with RBS Securities Inc.; Proceeds at maturity - $16,000; (Fully collateralized by U.S. government agency obligations, 0.000% due 1/18/13; Market value - $16,320 (Cost - $16,000)	0.230%	11/1/12	$16,000	16,000

TOTAL INVESTMENTS - 100.4% (Cost - $3,604,001#)				4,118,378
Liabilities in Excess of Other Assets - (0.4)%				(16,395)

TOTAL NET ASSETS - 100.0%				$4,101,983

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2020

Schedules of Investments (unaudited) (cont’d)	October 31, 2012

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.5%
iShares Trust:
iShares MSCI EAFE Index Fund			8,157	$436,970
iShares Russell 1000 Growth Index Fund			2,006	129,888
iShares Russell 1000 Value Index Fund			4,276	307,017
iShares Russell 2000 Index Fund			1,120	90,989
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			6,262	126,183	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			26,765	326,002	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			53,652	625,047	(a)
Legg Mason Capital Management Global Growth Trust, Class I Shares			4,467	108,808	*(a)
Legg Mason Capital Management Value Trust, Class I Shares			2,231	109,130	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares			16,578	232,759	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			13,834	165,035	(a)
ClearBridge Aggressive Growth Fund, Class IS Shares			800	109,065	*(a)
ClearBridge Appreciation Fund, Class IS Shares			10,350	164,045	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			37,533	328,036	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares			11,895	137,865	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares			2,045	84,847
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares			3,599	231,704
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			71,115	883,249	(a)
Western Asset High Yield Fund, Class IS Shares			4,312	38,332	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,752,658#)				4,634,971

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Interest in $175,000,000 joint tri-party repurchase agreement dated 10/31/12 with RBS Securities Inc.; Proceeds at maturity - $13,000; (Fully collateralized by U.S. government agency obligations, 0.000% due 1/18/13; Market value - $13,260 (Cost - $13,000)	0.230%	11/1/12	$13,000	13,000

TOTAL INVESTMENTS - 99.8% (Cost - $3,765,658#)				4,647,971
Other Assets in Excess of Liabilities - 0.2%				8,630

TOTAL NET ASSETS - 100.0%				$4,656,601

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2025

Schedules of Investments (unaudited) (cont’d)	October 31, 2012

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.4%
iShares Trust:
iShares MSCI EAFE Index Fund			12,550	$672,303
iShares Russell 1000 Growth Index Fund			3,618	234,265
iShares Russell 1000 Value Index Fund			7,591	545,034
iShares Russell 2000 Index Fund			1,663	135,102
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			7,721	155,579	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			41,073	500,274	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			75,932	884,608	(a)
Legg Mason Capital Management Global Growth Trust, Class I Shares			7,793	189,849	*(a)
Legg Mason Capital Management Value Trust, Class I Shares			3,909	191,214	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares			24,078	338,054	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			24,145	288,045	(a)
ClearBridge Aggressive Growth Fund, Class IS Shares			1,398	190,525	*(a)
ClearBridge Appreciation Fund, Class IS Shares			18,184	288,221	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			57,312	500,904	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class I Shares			15,622	91,542	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares			17,093	198,106	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares			2,471	102,522
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares			5,229	336,643
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			68,264	847,843	(a)
Western Asset High Yield Fund, Class IS Shares			3,874	34,437	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $5,669,526#)				6,725,070

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $175,000,000 joint tri-party repurchase agreement dated 10/31/12 with RBS Securities Inc.; Proceeds at maturity - $15,000; (Fully collateralized by U.S. government agency obligations, 0.000% due 1/18/13; Market value - $15,300) (Cost - $15,000)	0.230%	11/1/12	$15,000	15,000

TOTAL INVESTMENTS - 99.6% (Cost - $5,684,526#)				6,740,070
Other Assets in Excess of Liabilities - 0.4%				26,828

TOTAL NET ASSETS - 100.0%				$6,766,898

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2030

Schedules of Investments (unaudited) (cont’d)	October 31, 2012

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.4%
iShares Trust:
iShares MSCI EAFE Index Fund			8,858	$474,523
iShares Russell 1000 Growth Index Fund			2,968	192,178
iShares Russell 1000 Value Index Fund			6,170	443,006
iShares Russell 2000 Index Fund			1,082	87,902
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			3,552	71,573	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			29,092	354,346	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			41,557	484,145	(a)
Legg Mason Capital Management Global Growth Trust, Class I Shares			6,438	156,827	*(a)
Legg Mason Capital Management Value Trust, Class I Shares			3,223	157,671	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			19,897	237,366	(a)
ClearBridge Aggressive Growth Fund, Class IS Shares			1,153	157,150	*(a)
ClearBridge Appreciation Fund, Class IS Shares			14,969	237,260	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			40,654	355,318	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class I Shares			28,006	164,115	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares			11,762	136,322	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares			1,143	47,423
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares			3,457	222,562
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			34,484	428,289	(a)
Western Asset High Yield Fund, Class IS Shares			4,538	40,339	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,555,300)				4,448,315

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreements - 0.1%
Interest in $175,000,000 joint tri-party repurchase agreement dated 10/31/12 with RBS Securities Inc.; Proceeds at maturity - $6,000; (Fully collateralized by U.S. government agency obligations, 0.000% due 1/18/13; Market value - $6,120) (Cost - $6,000)	0.230%	11/1/12	$6,000	6,000

TOTAL INVESTMENTS - 99.5% (Cost - $3,561,300#)				4,454,315
Other Assets in Excess of Liabilities - 0.5%				23,090

TOTAL NET ASSETS - 100.0%				$4,477,405

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2035

Schedules of Investments (unaudited) (cont’d)	October 31, 2012

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.2%
iShares Trust:
iShares MSCI EAFE Index Fund			9,439	$505,647
iShares Russell 1000 Growth Index Fund			3,786	245,144
iShares Russell 1000 Value Index Fund			7,966	571,959
iShares Russell 2000 Index Fund			1,145	93,020
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			2,475	49,866	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			31,143	379,322	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			12,503	145,655	(a)
Legg Mason Capital Management Global Growth Trust, Class I Shares			8,396	204,525	*(a)
Legg Mason Capital Management Value Trust, Class I Shares			4,190	204,991	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			25,593	305,325	(a)
ClearBridge Aggressive Growth Fund, Class IS Shares			1,483	202,197	*(a)
ClearBridge Appreciation Fund, Class IS Shares			19,246	305,051	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			43,590	380,980	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class I Shares			39,016	228,636	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares			12,229	141,730	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares			796	33,026
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares			3,566	229,579
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			22,844	283,722	(a)
Western Asset High Yield Fund, Class IS Shares			11,620	103,300	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,817,973)				4,613,675

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
Interest in $175,000,000 joint tri-party repurchase agreement dated 10/31/12 with RBS Securities Inc.; Proceeds at maturity - $21,000; (Fully collateralized by U.S. government agency obligations, 0.000% due 1/18/13; Market value - $21,420) (Cost - $21,000)	0.230%	11/1/12	$21,000	21,000

TOTAL INVESTMENTS - 99.7% (Cost - $3,838,973#)				4,634,675
Other Assets in Excess of Liabilities - 0.3%				15,719

TOTAL NET ASSETS - 100.0%				$4,650,394

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2040

Schedules of Investments (unaudited) (cont’d)	October 31, 2012

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.3%
iShares Trust:
iShares MSCI EAFE Index Fund			8,582	$459,738
iShares Russell 1000 Growth Index Fund			4,158	269,231
iShares Russell 1000 Value Index Fund			8,778	630,260
iShares Russell 2000 Index Fund			1,399	113,655
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			3,863	77,839	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			28,244	344,016	(a)
Legg Mason Capital Management Global Growth Trust, Class I Shares			9,259	225,558	*(a)
Legg Mason Capital Management Value Trust, Class I Shares			4,627	226,335	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			28,330	337,978	(a)
ClearBridge Aggressive Growth Fund, Class IS Shares			1,644	224,131	*(a)
ClearBridge Appreciation Fund, Class IS Shares			21,359	338,540	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			39,434	344,656	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class I Shares			35,754	209,519	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares			14,745	170,896	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares			1,261	52,319
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares			3,397	218,699
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares			10,289	127,785	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,522,234)				4,371,155

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Interest in $175,000,000 joint tri-party repurchase agreement dated 10/31/12 with RBS Securities Inc.; Proceeds at maturity - $13,000; (Fully collateralized by U.S. government agency obligations, 0.000% due 1/18/13; Market value - $13,260) (Cost - $13,000)	0.230%	11/1/12	$13,000	13,000

TOTAL INVESTMENTS - 99.6% (Cost - $3,535,234#)				4,384,155
Other Assets in Excess of Liabilities - 0.4%				17,068

TOTAL NET ASSETS - 100.0%				$4,401,223

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2045

Schedules of Investments (unaudited) (cont’d)	October 31, 2012

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.5%
iShares Trust:
iShares MSCI EAFE Index Fund	4,506	$241,386
iShares Russell 1000 Growth Index Fund	2,326	150,608
iShares Russell 1000 Value Index Fund	4,901	351,892
iShares Russell 2000 Index Fund	933	75,797
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	3,137	63,214	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	14,896	181,430	(a)
Legg Mason Capital Management Global Growth Trust, Class I Shares	5,157	125,621	*(a)
Legg Mason Capital Management Value Trust, Class I Shares	2,577	126,044	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	15,771	188,143	(a)
ClearBridge Aggressive Growth Fund, Class IS Shares	916	124,867	*(a)
ClearBridge Appreciation Fund, Class IS Shares	11,876	188,229	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares	20,878	182,478	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class I Shares	14,179	83,087	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	9,843	114,076	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	1,002	41,573
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	1,902	122,451
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	5,929	73,639	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 99.5% (Cost - $1,902,009)		2,434,535
Other Assets in Excess of Liabilities - 0.5%		13,056

TOTAL NET ASSETS - 100.0%		$2,447,591

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2050

Schedules of Investments (unaudited) (cont’d)	October 31, 2012

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.4%
iShares Trust:
iShares MSCI EAFE Index Fund	4,233	$226,762
iShares Russell 1000 Growth Index Fund	2,188	141,673
iShares Russell 1000 Value Index Fund	4,601	330,352
iShares Russell 2000 Index Fund	871	70,760
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,928	59,005	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	13,949	169,894	(a)
Legg Mason Capital Management Global Growth Trust, Class I Shares	4,815	117,298	*(a)
Legg Mason Capital Management Value Trust, Class I Shares	2,406	117,679	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	14,758	176,062	(a)
ClearBridge Aggressive Growth Fund, Class IS Shares	855	116,505	*(a)
ClearBridge Appreciation Fund, Class IS Shares	11,112	176,132	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares	19,505	170,476	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class I Shares	13,325	78,086	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	9,154	106,092	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	964	39,996
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	1,783	114,790
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	5,632	69,950	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 98.4% (Cost - $1,821,710#)		2,281,512
Other Assets in Excess of Liabilities - 1.6%		36,141

TOTAL NET ASSETS - 100.0%		$2,317,653

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT FUND

Schedules of Investments (unaudited) (cont’d)	October 31, 2012

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.5%
iShares Trust:
iShares MSCI EAFE Index Fund			3,615	$193,656
iShares Russell 1000 Growth Index Fund			566	36,649
iShares Russell 1000 Value Index Fund			1,196	85,873
iShares Russell 2000 Index Fund			887	72,060
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			3,458	69,681	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			11,912	145,093	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			45,322	527,998	(a)
Legg Mason Capital Management Global Growth Trust, Class I Shares			1,257	30,610	*(a)
Legg Mason Capital Management Value Trust, Class I Shares			622	30,413	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares			13,378	187,824	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			3,876	46,240	(a)
ClearBridge Aggressive Growth Fund, Class IS Shares			224	30,509	*(a)
ClearBridge Appreciation Fund, Class IS Shares			2,904	46,033	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			16,710	146,043	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares			9,439	109,402	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares			1,113	46,178
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares			2,906	187,088
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			119,820	1,488,165	(a)
Western Asset High Yield Fund, Class IS Shares			29,338	260,813	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,263,728)				3,740,328

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Interest in $175,000,000 joint tri-party repurchase agreement dated 10/31/12 with RBS Securities Inc.; Proceeds at maturity - $12,000; (Fully collateralized by U.S. government agency obligations, 0.000% due 1/18/13; Market value - $12,240) (Cost - $12,000)	0.230%	11/1/12	$12,000	12,000

TOTAL INVESTMENTS - 99.8% (Cost - $3,275,728#)				3,752,328
Other Assets in Excess of Liabilities - 0.2%				6,010

TOTAL NET ASSETS - 100.0%				$3,758,338

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Target Retirement 2015 (“Retirement 2015”), Legg Mason Target Retirement 2020 (“Retirement 2020”), Legg Mason Target Retirement 2025 (“Retirement 2025”), Legg Mason Target Retirement 2030 (“Retirement 2030”), Legg Mason Target Retirement 2035 (“Retirement 2035”), Legg Mason Target Retirement 2040 (“Retirement 2040”), Legg Mason Target Retirement 2045 (“Retirement 2045”), Legg Mason Target Retirement 2050 (“Retirement 2050”), and Legg Mason Target Retirement Fund (“Retirement Fund”) (each, a “Fund” and collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds that are based on an index and managed by unaffiliated investment advisers.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedules of Investments (unaudited) (continued)

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Retirement 2015

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†
Investments in underlying funds	$4,078,898	—	—	$4,078,898
Purchased options	23,480	—	—	23,480

Total long-term investments	$4,102,378	—	—	$4,102,378

Short-term investments†	—	$16,000	—	16,000

Total investments	$4,102,378	$16,000	—	$4,118,378

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2020

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$4,634,971	—	—	$4,634,971

Short-term investments†	—	$13,000	—	13,000

Total investments	$4,634,971	$13,000	—	$4,647,971

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2025

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$6,725,070	—	—	$6,725,070

Short-term investments†	—	$15,000	—	15,000

Total investments	$6,725,070	$15,000	—	$6,740,070

†	See Schedules of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

Retirement 2030

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$4,448,315	—	—	$4,448,315

Short-term investments†	—	$6,000	—	6,000

Total investments	$4,448,315	$6,000	—	$4,454,315

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2035

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$4,613,675	—	—	$4,613,675

Short-term investments†	—	$21,000	—	21,000

Total investments	$4,613,675	$21,000	—	$4,634,675

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2040

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$4,371,155	—	—	$4,371,155

Short-term investments†	—	$13,000	—	13,000

Total investments	$4,371,155	$13,000	—	$4,384,155

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2045

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$2,434,535	—	—	$2,434,535

†	See Schedules of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

Retirement 2050

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$2,281,512	—	—	$2,281,512

†	See Schedules of Investments for additional detailed categorizations.

Retirement Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$3,740,328	—	—	$3,740,328

Short-term investments†	—	$12,000	—	12,000

Total investments	$3,740,328	$12,000	—	$3,752,328

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Futures contracts. The Funds may use futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Funds are required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Fund of funds risk. Your cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such underlying fund at a time that is unfavorable to the Funds. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

Notes to Schedules of Investments (unaudited) (continued)

(e) Foreign investment risks. An Underlying Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Fund. Foreign investments may also subject the Underlying Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Retirement 2015	$522,967	$(8,590)	$514,377
Retirement 2020	882,313	—	882,313
Retirement 2025	1,055,544	—	1,055,544
Retirement 2030	893,015	—	893,015
Retirement 2035	795,702	—	795,702
Retirement 2040	848,921	—	848,921
Retirement 2045	532,526	—	532,526
Retirement 2050	459,802	—	459,802
Retirement Fund	476,600	—	476,600

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Funds’ derivative instruments categorized by risk exposure at October 31, 2012.

Retirement 2015

Primary Underlying Risk Disclosure	Purchased Options, at value
Equity Risk	$23,480

During the period ended October 31, 2012, the volume of derivative activity for the Funds was as follows:

Retirement 2015

Average market value
Purchased options	$22,071

During the period ended October 31, 2012, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050 and Retirement Fund did not invest directly in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 21, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 21, 2012